Segments - Schedule of Segment of the Continuing Operations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Segment of the Continuing Operations [Line Items]
Revenue	$ 119,971,638	$ 123,994,053	$ 120,199,193
Cost of goods	116,132,823	119,115,636	116,597,751
Gross profit	3,838,815	4,878,417	3,601,442
Selling expenses	1,534,200	934,223	1,266,025
General and administrative expenses	3,339,954	3,348,112	5,137,741
Stock based compensation			10,360,000
Income from operations	(1,035,339)	596,082	(13,162,324)
Depreciation and amortization	57,516	36,001	31,225
Total capital expenditures		1,168	704
Offline Wholesale [Member]
Schedule of Segment of the Continuing Operations [Line Items]
Revenue	118,864,443	123,994,053	120,199,193
Cost of goods	115,107,821	119,115,636	116,597,751
Gross profit	3,756,622	4,878,417	3,601,442
Selling expenses	1,497,333	934,223	1,266,025
General and administrative expenses	3,339,954	3,348,112	5,137,741
Stock based compensation			10,360,000
Income from operations	(1,080,665)	596,082	(13,162,324)
Depreciation and amortization	57,516	36,001	31,225
Total capital expenditures		1,168	704
Online Platform [Member]
Schedule of Segment of the Continuing Operations [Line Items]
Revenue	1,107,195
Cost of goods	1,025,002
Gross profit	82,193
Selling expenses	36,867
General and administrative expenses
Stock based compensation
Income from operations	45,326
Depreciation and amortization
Total capital expenditures